INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

	As of December 31,
	2025	2024
Investments accounted for using equity method
Zypp	$15,506	$16,117
CGM	873	—
GPH	—	—
	$16,379	$16,117
Details of each Company’s investees at the end of the reporting period are as follows:

			% of Ownership
Investee	Country of Incorporation and Principal Place of Business	Principal Activities	December 31, 2025	December 31, 2024
Bycyshare Technologies Private Limited (Note i)	India	Provision of demand aggregating services and electric vehicle fleet.; provision of consumer marketplace that offers goods and services; sale of electric vehicles and related products; provision of energy services to consumers using battery swapping systems	12.39	12.73
Gogoro Philippines Inc. (Note ii)	The Philippines	Sale of electric vehicles and related products and provision of after-sale services; Provision of energy services to consumers using battery swapping systems	30.00	30.00
Castrol Gogoro Mobility Joint Stock Company (Note iii)	Vietnam	Distribute certain models of electric two-wheelers and to develop and operate battery-swapping services utilizing the Company’s battery swapping technology in Vietnam	50.00	—
i.13.44% equity interest of Bycyshare Technologies Private Limited (“Zypp”) was acquired by Gogoro Network Pte. Ltd. in January 2023. The ownership percentage decreased to 12.73% and 12.39% because Gogoro Network Pte. Ltd. did not participate in Zypp’s new series of fund raising in 2024 and 2025, respectively.
ii.Gogoro Philippines Inc. (“GPH”) was incorporated under the laws of the Philippines in June 2023. Gogoro Network Pte. Ltd. acquired 30% equity interest of GPH in the form of capital injection in September 2023.
iii.Castrol Gogoro Mobility Joint Stock Company (“CGM”) was incorporated under the laws of Vietnam in August 2025 pursuant to a joint venture agreement entered into between subsidiaries of Gogoro Inc. and Castrol Holdings International Limited (“Castrol”) on February 17, 2025. According to the agreement, Gogoro Network Pte. Ltd. acquired a 50% equity interest in the CGM through a capital contribution. The remaining 50% equity interest is held by Castrol’s subsidiary. In September 2025, the Company contributed $1.0 million to the CGM. The investment is accounted for using the equity method in accordance with IAS 28.
All of the above investees were accounted for using equity method in the consolidated financial statements.
Although the Company held less than 20% of the equity interest of Zypp and it had less than 20% of the voting power at shareholder meetings, the Company exercised significant influence by virtue of its contractual right to appoint one out of five directors to the board of directors of Zypp and its contractual right to void decisions on certain defined matters.
Summarized financial information in respect of each of the Company’s investees is set out below. The summarized financial information represented amounts in the investees’ financial statements prepared in accordance with IFRSs adjusted by the Company for equity accounting purposes.

	As of December 31, 2025			As of December 31, 2024
	Zypp	GPH	CGM	Zypp	GPH
Current assets	$15,427	$2,746	$1,950	$17,332	$2,944
Non-current assets	12,316	1,552	23	8,263	2,425
Current liabilities	(8,632)	(1,220)	(226)	(2,896)	(1,312)
Non-current liabilities	(6,432)	—	—	(5,585)	—
Equity	$12,679	$3,078	$1,747	$17,114	$4,057

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	Zypp	GPH	CGM	Zypp	GPH
Revenue	$53,447	$25	$—	$43,833	$125

Loss for the year and total comprehensive loss for the year	$(9,265)	$(494)	$(211)	$(15,895)	$(2,828)
Reconciliation of the summarized financial information to the carrying amount of the interests in the investees recognized in the consolidated financial statements:

	As of December 31, 2025			As of December 31, 2024
	Zypp	GPH	CGM	Zypp	GPH
Net assets	$12,679	$3,078	$1,747	$17,114	$4,057

The Company’s share in %	12.39%	30.00%	50.00%	12.73%	30.00%

The Company’s share of net assets	1,572	923	873	2,183	1,217
Trade name	5,196	—	—	5,196	—
Goodwill	8,738	—	—	8,738	—
Elimination of the Company's share in the investee's gains or losses resulting from downstream transactions	—	447	—	—	153
Impairment (Note a)	—	(1,370)	—	—	(1,370)
Carrying amount	$15,506	$—	$873	$16,117	$—

a.In the fourth quarter of 2024, the Company determined the investment in GPH was fully impaired as a result of the shift in the planned operating strategy, and the impairment loss of $1.4 million was recognized in “Share of loss of investments accounted for using equity method” in profit or loss.